Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Short term Borrowings [Abstract]
Schedule of short term borrowings [text block]
	December 31,
	2017	2018
	(in thousands)
Unsecured borrowings	$3,424,376	546,472
Unused credit facility	$35,866,924	43,533,037
Interest rate	3.62%~ 4.35%	2.54%~ 4.35%